UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

            Report for the Calendar Year or Quarter Ended September 30, 2001

If amended report check here:     [_]                      Amendment Number: ___

This Amendment (Check only one):  [_] is a restatement
                                  [_] adds new holding entries.

Gagnon Securities LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1370 Ave. of the Americas, Suite 2002   New York             NY           10019
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Neil Gagnon                         Manager                     (212) 554-5000
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                   /S/ Neil Gagnon
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                                 New York, NY  11/12/01
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 -0-
                                          ------------

Form 13F Information Table Entry Total:             60
                                          ------------

Form 13F Information Table Value Total:   $    142,135
                                          ------------
                                           (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------
                          TITLE OF                   VALUE   SHARES/   SH   PUT/   INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER             CLASS      CUSUP         (x$1000) PRN AMT   PRN  CALL   DSCRETN  MANAGERS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------
TRENWICK GROUP LTD          COM       G9032C 10 9    4,427   545,156   SH            SOLE      N/A                      NONE
AT&T CORP                   COM       001957 10 9      275    14,228   SH            SOLE      N/A                      NONE
ELECSYS CORP                COM       00949N 10 3      659   659,000   SH            SOLE      N/A                      NONE
AMERICAN HOME PRODS CIRO    COM       026609 10 7      233     4,000   SH            SOLE      N/A                      NONE
ARROW INTL INC              COM       042764 10 0    7,211   193,325   SH            SOLE      N/A                      NONE
AVID TECHNOLOGY INC         COM       05367P 10 0    2,832   388,515   SH            SOLE      N/A                      NONE
BANK OF AMERICA
CORPORATION                 COM       060505 10 4      979    16,769   SH            SOLE      N/A                      NONE
BANK OF NEW YORK INC        COM       064057 10 2    1,064    30,400   SH            SOLE      N/A                      NONE
BELLSOUTH CORP              COM       079860 10 2      181     4,356   SH            SOLE      N/A                      NONE
BERKLEY W R CORP            COM       084423 10 0   10,166   211,784   SH            SOLE      N/A                      NONE
BRISTOL MYERS SQUIBB CO     COM       110122 10 8    2,803    50,452   SH            SOLE      N/A                      NONE
CARDIODYNAMICS INTL CORP    COM       141597 10 4    2,073   431,875   SH            SOLE      N/A                      NONE
CHARLOTTE RUSSE HLDG INC    COM       161048 10 3       18     1,400   SH            SOLE      N/A                      NONE
CHUBB CORP                  COM       171232 10 1    1,628    22,800   SH            SOLE      N/A                      NONE
CITIGROUP INC               COM       172967 10 1    1,114    27,500   SH            SOLE      N/A                      NONE
COCA COLA CO                COM       191216 10 0      225     4,800   SH            SOLE      N/A                      NONE
CORRECTIONAL SVCS CORP      COM       219921 10 3      729   334,600   SH            SOLE      N/A                      NONE
CORRECTIONS CORP OF AMER    COM       22025Y 10 0    3,241   246,308   SH            SOLE      N/A                      NONE
CROSSWORLDS SOFTWARE INC    COM       22769P 10 9    1,019   428,200   SH            SOLE      N/A                      NONE
DU PONT E I DE
NEMOURS & CO                COM       263434 10 9      156     4,160   SH            SOLE      N/A                      NONE
ESPEED INC                  CL A      296643 10 9    1,918   226,200   SH            SOLE      N/A                      NONE
EXULT INC DEL               COM       302284 10 4    8,556   731,942   SH            SOLE      N/A                      NONE
FEDERAL NATL MTG ASSN       COM       313586 10 9    7,165    89,500   SH            SOLE      N/A                      NONE
GENERAL ELEC CO             COM       369604 10 3      580    15,600   SH            SOLE      N/A                      NONE
HOME DEPOT INC              COM       437076 10 2    9,439   246,004   SH            SOLE      N/A                      NONE
IMPATH INC                  COM       45255G 10 1   11,956   346,452   SH            SOLE      N/A                      NONE
INTUITIVE SURGICAL INC      COM       46120E 10 7    2,574   412,495   SH            SOLE      N/A                      NONE
J P MORGAN CHASE & CO       COM       46625H 10 0      105     3,083   SH            SOLE      N/A                      NONE
JOHNSON & JOHNSON           COM       478160 10 4      443     8,000   SH            SOLE      N/A                      NONE
LOCKHEED MARTIN CORP        COM       539830 10 9       32       720   SH            SOLE      N/A                      NONE
LUCENT TECHNOLOGIES INC     COM       549463 10 7       62    10,904   SH            SOLE      N/A                      NONE
MCDONALDS CORP              COM       580135 10 1      347    12,800   SH            SOLE      N/A                      NONE
MOLEX INC                   COM       608554 10 1      256     9,096   SH            SOLE      N/A                      NONE
MOLEX INC                   CL A      608554 20 0      204     8,384   SH            SOLE      N/A                      NONE
MORGAN STLANEY DEAN
WITTER & CO                 COM NEW   617446 44 8    1,558    33,610   SH            SOLE      N/A                      NONE
NOVADIGM INC                COM       669937 10 4    1,342   182,525   SH            SOLE      N/A                      NONE
PLX TECHNOLOGY INC          COM       693417 10 7    3,993   772,277   SH            SOLE      N/A                      NONE
PALL CORP                   COM       696429 30 7      654    33,600   SH            SOLE      N/A                      NONE
PEPSICO INC                 COM       713448 10 8      437     9,000   SH            SOLE      N/A                      NONE
PER SE TECHNOLOGIES INC     COM NEW   713569 30 9      730    91,975   SH            SOLE      N/A                      NONE
PETROQUEST ENERGY INC       COM       716748 10 8    4,393   873,294   SH            SOLE      N/A                      NONE
PROCTOR & GAMBLE CO         COM       742718 10 9    2,919    40,100   SH            SOLE      N/A                      NONE
QWEST COMMUNICATINS
INTL INC                    COM       749121 10 9       68     4,042   SH            SOLE      N/A                      NONE
REGENERATION TECH INC DEL   COM       75886N 10 0    2,037   174,850   SH            SOLE      N/A                      NONE
RENTRAK CORP                COM       760174 10 2    1,997   633,908   SH            SOLE      N/A                      NONE
ROCHESTER MED CORP          COM       771497 10 4      812   175,000   SH            SOLE      N/A                      NONE
SBC COMMUNICATIONS INC      COM       78387G 10 3      290     6,163   SH            SOLE      N/A                      NONE
SERENA SOFTWARE INC         COM       817492 10 1    4,796   411,633   SH            SOLE      N/A                      NONE
STERICYCLE INC              COM       858912 10 8    4,425   106,174   SH            SOLE      N/A                      NONE

-----------------------------------------------------------------------------------------------------------------------------
                          TITLE OF                   VALUE   SHARES/   SH   PUT/   INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER             CLASS      CUSUP         (x$1000) PRN AMT   PRN  CALL   DSCRETN  MANAGERS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------
SYMYX TECHNOLOGIES          COM       87155S 10 8    6,953   471,417   SH            SOLE      N/A                      NONE
TALBOTS INC                 COM       874161 10 2      151     6,705   SH            SOLE      N/A                      NONE
TIVO INC                    COM       888706 10 8    1,721   518,325   SH            SOLE      N/A                      NONE
TOYS R US INC               COM       892335 10 0      116     6,705   SH            SOLE      N/A                      NONE
USX MARATHON GROUP          COM       902905 82 7      134     5,000   SH            SOLE      N/A                      NONE
UROLOGIX INC                COM       917273 10 4    5,545   407,740   SH            SOLE      N/A                      NONE
VERIZON COMMUNICATIONS      COM       92343V 10 4      316     5,834   SH            SOLE      N/A                      NONE
VERMONT TEDDY BEAR INC      COM       92427X 10 9      908   283,827   SH            SOLE      N/A                      NONE
VIACOM INC                  CL B      925524 30 8      283     8,204   SH            SOLE      N/A                      NONE
WEBSENSE INC                COM       947684 10 6    6,555   601,417   SH            SOLE      N/A                      NONE
WELLS FARGO & CO NEW        COM       949746 10 1    4,332    97,450   SH            SOLE      N/A                      NONE